LEASES	6 Months Ended
Oct. 31, 2023
Presentation of leases for lessee [abstract]
LEASES [Text Block]

7. LEASES

The Company has leases for lab and office space and automobiles. Each lease is reflected in the consolidated statement of financial position as a right-of-use asset and a lease liability. The Company classifies right-of-use assets in a consistent manner to its property and equipment. The following is a schedule of the Company's future minimum lease payments related to the equipment and automobiles under finance lease and the office lease obligation:

(in thousands)	$
2024 (remainder)	827
2025	1,426
2026	1,386
2027	1,383
2028	1,376
More than 5 years	6,267
Total minimum lease payments	12,665
Less: imputed interest	(3,091)
Total present value of minimum lease payments	9,574
Less: Current portion	(954)
Non-current portion	8,620

Total cash outflow for leases during the six months ended October 31, 2023 was $0.7 million (2022 - $0.3 million).

The nature of the Company's leases by type of right-of-use asset as at October 31, 2023 is as follows:

Right-of-use asset type	No. of right- of-use assets leased	Range of remaining term	Average remaining lease term	No. of leases with extension options	No. of leases with options to purchase	No. of leases with variable payments linked to an index	No. of leases with termination options

Lab and office facilities	4	0.5 - 10.5 years	5.0 years	3	-	2	1
Automobiles	6	1.0 - 3.5 years	2 years	-	-	6	6

Right-of-use assets

The changes in the value of right-of-use assets during the six months ended October 31, 2023 and the year ended April 30, 2023 are as follows:

(in thousands)	Building $	Automobile $	Lab Equipment $	Total $
Cost:
Balance, April 30, 2022	2,586	239	651	3,476
Additions	7,593	-	-	7,593
Disposals	(1,290)	(95)	(687)	(2,072)
Foreign exchange	196	23	36	255
Balance, April 30, 2023	9,085	167	-	9,252
Additions	2,729	-	-	2,729
Disposals	(89)	-	-	(89)
Foreign exchange	(115)	(2)	-	(117)
Balance, October 31, 2023	11,610	165	-	11,775

Accumulated Depreciation:
Balance, April 30, 2022	1,736	46	460	2,242
Depreciation	1,109	58	198	1,365
Disposals	(1,274)	(57)	(507)	(1,838)
Foreign exchange	181	10	(151)	40
Balance, April 30, 2023	1,752	57	-	1,809
Depreciation	753	28	-	781
Disposals	(62)	-	-	(62)
Foreign exchange	(13)	(1)	-	(14)
Balance, October 31, 2023	2,430	84	-	2,514

Net Book Value:
April 30, 2022	7,333	110	-	7,443
October 31, 2022	9,180	81	-	9,261

Lease payments not recognized as a liability

The Company has elected not to recognize a lease liability for leases with an expected term of 12 months or less. Additionally, certain variable lease payments are not permitted to be recognized as lease liabilities and are recognized in profit and loss as incurred. The expense relating to payments not included in the measurement of the lease liability during the six months ended October 31, 2023 and 2022 are as follows:

(in thousands)	2023 $	2022 $
Leases of low value assets	(20)	19
Variable lease payments	280	122
	260	141